Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Trademark	$43,369	$42,152
Software	34,072	33,116
Total intangible assets, at cost	77,441	75,268
Less: accumulated amortization	(61,543)	(56,167)
Total intangible assets, net	$15,898	$19,101